SA JPMorgan Emerging Markets Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	80 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.64%	7.01%	8.41%
MSCI Emerging Markets Index (net)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%		5.02%	8.42%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	36.28%	4.64%			8.42%
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	35.98%	4.46%			8.26%
Class 3
Prospectus [Line Items]
Average Annual Return, Percent	36.00%	4.37%			8.15%